Basis of Presentation (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Operations of the Company

Organization and Operations of the Company

Ichor Holdings, Ltd. and Subsidiaries (the Company) designs, develops, manufactures and distributes gas and liquid delivery subsystems and complete tool solutions purchased by capital equipment manufacturers for use in the semiconductor markets. The Company is headquartered in Fremont, California and has operations in the United States, United Kingdom, Singapore, and Malaysia.

On December 30, 2011, Ichor Systems Holdings, LLC (Ichor Systems Holdings) consummated a sales transaction with Icicle Acquisition Holdings, LLC (Icicle), a Delaware limited liability company. Shortly after consummation of the sale transaction, Icicle Acquisition Holdings, LLC changed its name to Ichor Holdings, LLC (Ichor Holdings).

In March 2012, Ichor Holdings completed a reorganization of its legal structure, forming Ichor Holdings, Ltd., a Cayman Islands entity. Ichor Holdings, Ltd. is now the reporting entity and the ultimate parent company of the operating entities.

In January 2016, the Company decided to shut its Kingston, New York facility which was the primary facility for the Precision Flow Technologies, Inc. subsidiary. In May 2016, the Company ceased operations in this facility and ended the relationship with the customer it served in this location. The Company’s consolidated financial statements and accompanying notes for current and prior periods have been retroactively adjusted to present the results of operations of the Precision Flow Technologies, Inc. subsidiary as discontinued operations. In addition, the assets and liabilities to be disposed of have been treated and classified as discontinued operations. For more information on discontinued operations see Note 15–Discontinued Operations.

Basis of Presentation

Basis of Presentation

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the U.S. (“GAAP”). All intercompany balances and transactions have been eliminated upon consolidation. All financial figures presented in the notes to consolidated financial statements are in thousands, except share, per share, and percentage figures.

Basis of Presentation

These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). All intercompany balances and transactions have been eliminated upon consolidation. All financial figures presented in the notes to consolidated financial statements are in thousands, except share, per share, and percentage figures.

These consolidated financial statements include the following wholly owned subsidiaries of Ichor Holdings, Ltd.:

•	FP-Ichor Ltd. (Cayman)

•	Icicle Acquisition Holding Coöperatief U.A.

•	Icicle Acquisition Holding B.V.

•	Ichor Holdings Ltd (Scotland).

•	Ichor Systems Ltd. (Scotland)

•	Ichor Holdings, LLC

•	Ichor Systems, Inc.

•	Ichor Systems Malaysia Sdn Bhd

•	Ichor Systems Singapore Pte. Ltd.

•	Precision Flow Technologies, Inc.

•	Ajax-United Patterns & Molds, Inc.

Public Offering and Reverse Stock Split

Public Offering and Reverse Stock Split

On December 14, 2016, the Company completed an initial public offering (“IPO”) of 5,877,778 ordinary shares at a price to the public of $9.00 per share. The Company received net proceeds from the offering of $47,103 after offering fees and expenses. The net proceeds were used to repay $40,000 of the Company’s loans outstanding under the Company’s Credit Facilities.

Immediately prior to the IPO, the Company amended and restated its memorandum of association to reflect the conversion of all outstanding preferred shares to 17,722,808 ordinary shares. As part of the IPO, the Company authorized 200,000,000 ordinary shares at $0.0001 par value per share. The Company also authorized the issuance of 20,000,000 preferred shares at $0.0001 par value per share, with no shares outstanding.

In connection with the IPO, the Company amended its memorandum of association to effect an 8.053363 for 1 reverse stock split of its common stock. Concurrent with the reverse stock split, the Company adjusted the number of shares subject to, and the exercise price of, its outstanding stock options and restricted shares under the Company’s 2012 Amended Management Incentive Plan (the “2012 Plan”) so that the holders of the options were in the same economic position both before and after the stock split. As a result of the reverse stock split, all previously reported share and per share amounts, including options in these consolidated financial statements and accompanying notes, have been retrospectively restated to reflect the reverse stock split.

Year End

Year End

We use a 52 or 53 week fiscal year ending on the last Friday in December. The three months ended March 31, 2017 and March 25, 2016 were both 13 weeks. References to the first quarter of 2017 and 2016 relate to the three months ended March 31, 2017 and March 25, 2016, respectively.

Year End

We use a 52 or 53 week fiscal year ending on the last Friday in December. The years ended December 30, 2016, December 25, 2015, and December 26, 2014 were 53 weeks, 52 weeks, and 52 weeks, respectively. All references to 2016, 2015, and 2014 are references to fiscal years unless explicitly stated otherwise.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods presented. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. Actual results could differ from the estimates made by management. Significant estimates include the fair value of assets and liabilities acquired in acquisitions, estimated useful lives for long-lived assets, allowance for doubtful accounts, inventory valuation, uncertain tax positions, fair value assigned to stock options granted, and impairment analysis for both definite-lived intangible assets and goodwill.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods presented. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. Actual results could differ from the estimates made by management. Significant estimates include the fair value of assets and liabilities acquired in acquisitions, estimated useful lives for long-lived assets, allowance for doubtful accounts, inventory valuation, uncertain tax positions, fair value assigned to stock options granted, and impairment analysis for both definite-lived intangible assets and goodwill.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) Topic 605, Revenue Recognition. Product sales are recognized when there is persuasive evidence of an arrangement, product delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. Product sales typically are recognized at the time of shipment or when the customer takes title of the goods. All amounts billed to a customer related to shipping and handling are classified as net sales, while all costs incurred by the Company for shipping and handling are classified as cost of goods sold.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist of accounts receivable, accounts payable and long-term debt.

The Company derived approximately 97%, 95%, and 96% of its sales from continuing operations from two customers during 2016, 2015, and 2014, respectively. At December 30, 2016 and December 25, 2015, those customers represented, in the aggregate, approximately 83% and 79%, respectively, of the accounts receivable balance.

Accounts receivable are carried at invoice price less an estimate for doubtful accounts. Payment terms vary by customer, but generally are due within 15–60 days. The Company reviews a customer’s credit history before extending credit. The Company establishes an allowance for doubtful accounts based upon the credit risk of specific customers, historical trends, and other information. Activity and balances related to the Company’s allowance for doubtful accounts is as follows:

Allowance for doubtful accounts
Balance at December 26, 2014	$385
Charges to costs and expenses	(6)
Write-offs	(256)

Balance at December 25, 2015	123
Charges to costs and expenses	71

Balance at December 30, 2016	$194

The Company requires collateral, typically cash, in the normal course of business if customers do not meet its criteria established for offering credit. If the financial condition of the Company’s customers were to deteriorate and result in an impaired ability to make payments, additions to the allowance may be required. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded to income when received.

The Company uses qualified manufacturers to supply many components and subassemblies of its products. The Company obtains the majority of its components from a limited group of suppliers. A majority of the purchased components used in the Company’s products are customer specified. An interruption in the supply of a particular component would have a temporary adverse impact on the Company’s operating results.

The Company maintains cash balances at both United States-based and foreign-based commercial banks. At various times during the year, cash balances in the United States will exceed amounts that are insured by the Federal Deposit Insurance Corporation (FDIC). The majority of the cash maintained in foreign-based commercial banks is insured by the government where the foreign banking institutions are based. Cash held in foreign-based commercial banks totaled $14,658 and $9,494 at December 30, 2016 and December 25, 2015, respectively. No losses have been incurred at December 30, 2016 and December 25, 2015 for the amounts exceeding the insured limits.

Fair Value Measurements

Fair Value Measurements

The Company estimates the fair value of its financial assets and liabilities based upon comparison of such assets and liabilities to the current market values for instruments of a similar nature and degree of risk. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date

There were no changes to the Company’s valuation techniques during 2016. The Company’s financial assets and liabilities include cash, accounts receivable, accounts payable, and debt. The Company estimates that the recorded value of its financial assets and liabilities approximates fair value at December 30, 2016 and December 25, 2015.

The Company estimates the value of intangible assets on a nonrecurring basis based on an income approach utilizing discounted cash flows. Under this approach, the Company estimates the future cash flows from its asset groups and discounts the income stream to its present value to arrive at fair value. Future cash flows are based on recently prepared operating forecasts. Operating forecasts and cash flows include, among other things, revenue growth rates that are calculated based on management’s forecasted sales projections. A discount rate is utilized to convert the forecasted cash flows to their present value equivalent. The discount rate applied to the future cash flows includes a subject-company risk premium, an equity market risk premium, a beta, and a risk-free rate. As this approach contains unobservable inputs, the measurement of fair value for intangible assets is classified as Level 3.

At December 30, 2016, intangible assets passed the recoverability test resulting in no impairment. At December 25, 2015, certain intangibles assets associated with our Kingston facility did not pass the recoverability test, and the Company recorded an impairment charge of $1,825. See Note 15—Discontinued Operations for additional details on the closure of the Kingston, New York location.

Our goodwill assessment performed in the fourth quarter of 2016 and 2015 did not indicate impairment of goodwill.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The majority of inventory values are based upon standard costs that approximate average costs.

The Company analyzes its inventory levels and records a write-down for inventory that has become obsolete, inventory that has a cost basis in excess of its expected net realizable value, and inventory in excess of expected customer demand. Various factors are considered in making this determination, including recent sales history and predicted trends, industry market conditions, and general economic conditions. The Company recorded inventory write-downs of $3,921, $3,000, and $1,511 during 2016, 2015, and 2014, respectively. Included in these write-downs are $1,999, $1,506, and $403, related to the Kingston, New York operation during 2016, 2015, and 2014, respectively.

Property and Equipment

Property and Equipment

Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the following estimated useful lives:

Estimated useful lives of PP&E
Machinery	5-10 years
Leasehold improvements	Lesser of 15 years of lease term
Computer software, hardware, and equipment	3-5 years
Office furniture, fixtures, and equipment	5-7 years
Vehicles	5 years

Maintenance and repairs that neither add materially to the value of the asset nor appreciably prolong its useful life are charged to expense as incurred. Gains or losses on the disposal of property and equipment are included in selling, general and administrative expenses on the consolidated statements of operations.

Long-Lived Assets

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgment, that the carrying amount of an asset (or asset group) may not be recoverable. In analyzing potential impairments, projections of future cash flows from the asset group are used to estimate fair value. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset group, a loss is recognized for the difference between the estimated fair value and the carrying value of the asset group. The projections are based on assumptions, judgments and estimates of revenue growth rates for the related business, anticipated future economic, regulatory and political conditions, the assignment of discount rates relative to risk, and estimates of terminal values.

In connection with the decision to exit the Kingston, New York facility in 2016, as discussed in Note 15—Discontinued Operations, the Company performed long-lived asset recoverability tests and it was determined the carrying value of the Systems Integration long-lived assets exceeded the undiscounted cash flows. Accordingly, the Company recorded a write-down to its customer relationships, developed technology, and property and equipment of $1,260, $565, and $1,335, respectively, during 2015, which are included in net income (loss) from discontinued operations on the statements of operations.

Other Non-Current Assets

Other Non-Current Assets

In conjunction with the acquisition of Ajax, which occurred on April 12, 2016, the Company acquired two investments and a note receivable that were recorded at fair value on the date of acquisition: a cost method investment in a private company, CHawk Technology International, Inc., of approximately $1,490, an equity method investment in a private company, Ajax Foresight Global Manufacturing Sdn. Bhd. (“AFGM”), of $510, and a note receivable of $948 due from AFGM. The Company accounts for these investments on the cost and equity method, respectively, as the Company does not control either entity. The Company recorded $240 in equity in earnings of AFGM in 2016, which is included in other expense (income), net on the statements of operations. At December 30, 2016 AFGM had a carrying value of $750. At the end of each reporting period the Company determines whether events or circumstances have occurred that are likely to have a significant adverse effect on the fair value of these investments and note receivable. At December 30, 2016, no such circumstances have been identified.

Intangible Assets

Intangible Assets

The Company accounts for its intangible assets that have a definite life and are amortized on a basis consistent with their expected cash flows over the following estimated useful lives:

Estimated useful lives of intangibles
Trademarks	10 years
Customer relationships	10 years
Developed technology	7 years

Goodwill

Goodwill

Goodwill represents the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company reviews goodwill for impairment annually and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. We first make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two-step goodwill impairment test. Under the first step, the fair value of the reporting unit is compared to its carrying value, and, if an indication of goodwill impairment exists in the reporting unit, the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill as determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation and the residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. For purposes of testing goodwill for impairment, the Company has concluded it operates in one reporting unit.

The Company performed a qualitative goodwill assessment in the fourth quarter of 2016 and 2015. Our goodwill assessment performed in 2016 and 2015 indicated that it was more likely than not the fair value of goodwill exceeded the carrying value.

Research and Development Costs		Research and Development Costs Research and development costs are expensed as incurred.
Warranty Costs

Warranty Costs

The Company’s product warranties vary by customer, but generally extend for a period of one to two years from the date of sale. Provisions for warranties are determined primarily based on historical warranty cost as a percentage of sales, adjusted for specific problems that may arise. Historical product warranty expense has not been significant.

Advertising Costs

Advertising Costs

The Company charges advertising costs to operations as incurred. Advertising costs were not significant and are included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Self-Insurance

Self-Insurance

The Company sponsors a self-insured medical plan for employees and their dependents. A third party is engaged to assist in estimating the loss exposure related to the self-retained portion of the risk associated with this insurance.

Special Bonus

Special Bonus

On August 11, 2015, the Board of Directors instituted a special bonus to certain members of management totaling $3,110, of which $1,761, $205, and $132 was earned and recorded as a component of selling, general, and administrative, research and development, and cost of sales, respectively, in 2015. The remaining $1,012 could be earned by certain members of management through the fourth quarter of 2018 based on their continued employment. In December 2016 the Board of Directors approved that all remaining special bonus was earned and to be paid in December 2016. During 2016, the Company expensed $621 related to the special bonus, including the amount earned in the fourth quarter of 2016. The remaining amount of the bonus was forfeited due to employee terminations. Management does not expect to pay bonuses of this nature in future periods.

Share-Based Payments

Share-Based Payments

The Company uses the Black-Scholes option-pricing model to value the awards on the date of grant. The Company uses the simplified method to estimate the expected term of its share-based awards for all periods, as the Company did not have sufficient history to estimate the weighted average expected term. The risk-free interest rate is based on the U.S. Treasury rates in effect during the corresponding period of grant. Estimated volatility for 2016, 2015, and 2014 is based on historical volatility of similar entities whose share prices are publicly traded.

Income Taxes

Income Taxes

The Company recognizes deferred income taxes using the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense for the current year differs from the statutory rate primarily as a result of an increase in the valuation allowance in the U.S. and the impact of foreign operations, including withholding taxes, as well as a discrete tax benefit of approximately $2,271 that was recorded in association with certain tax attributes from the Ajax acquisition (see Note 2—Ajax-United Patterns & Molds, Inc. Acquisition).

The Company files federal income tax returns, foreign income tax returns, as well as multiple state and local tax returns. The Company is no longer subject to US Federal examination for tax years ending before 2013, to state examinations before 2012, or to foreign examinations before 2011. However, to the extent allowed by law, the tax authorities may have the right to examine prior periods where net operating losses or tax credits were generated and carried forward, and make adjustments up to the amount of the net operating losses or credit carryforward.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others may be subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the Company’s consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company recognizes interest and penalties as a component of income tax benefit.

Foreign Operations

Foreign Operations

The functional currency of the Company’s international subsidiaries located in the United Kingdom, Singapore, and Malaysia, is the U.S. dollar. Transactions denominated in currencies other than the functional currency generate foreign exchange gains and losses that are included in other expense (income), net on the accompanying consolidated statements of operations. Substantially, all of the Company’s sales and agreements with third-party suppliers provide for pricing and payments in U.S. dollars and, therefore, are not subject to material exchange rate fluctuations. Foreign operations consist of sales of $241,669, $173,735, and $143,446, during 2016, 2015, and 2014, respectively. Assets of foreign operations totaled $90,374 and $52,852 at December 30, 2016 and December 25, 2015, respectively.

Accounting Pronouncements Recently Issued

Accounting Pronouncements Recently Issued

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606)—Deferral of the Effective Date (“ASU 2015-14”), which defers the effective date of ASU 2014-09 for one year and permits early adoption in accordance with the original effective date of ASU 2014-09. The standard is effective for the Company beginning in the first quarter of the fiscal year ending December 28, 2018. The Company is currently evaluating the impact of this accounting standard.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which establishes a comprehensive lease standard for all industries. The standard requires lessees to recognize a right of use asset and a lease liability for virtually all leases, other than leases that meet the definition of short term leases. The standard is effective for the Company beginning in the first quarter of the fiscal year ending December 27, 2019. The Company is currently evaluating the impact of this accounting standard.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350) (“ASU 2017-04”), which eliminates the requirement to determine the fair value of individual assets and liabilities of a reporting unit in measuring a goodwill impairment. Under ASU 2017-04, goodwill impairment testing will be performed by comparing the fair value of the reporting unit with its carrying amount and recognizing an impairment charge, if any, for the amount a reporting unit’s carrying amount exceeds its fair value. The standard is effective for goodwill impairment tests in fiscal years beginning after December 15, 2019, and should be applied on a prospective basis. The Company does not expect this standard to have a significant impact on its financial statements.

Accounting Pronouncements Recently Adopted

In June 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”). The update addresses accounting for share-based payments when the terms of an award provide that a performance target could be achieved after the requisite service period. ASU 2014-12 indicates that, in such situations, the performance target should be treated as a performance condition and, accordingly, the performance target should not be reflected in estimating the grant-date fair value of the award. Instead, compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved. ASU 2014-12 is effective for annual periods and interim periods beginning after December 15, 2015. We adopted ASU 2014-12 on December 26, 2015, which did not did have an impact on previously reported amounts or significant impact on its ongoing financial reporting.

In April 2015, the FASB issued ASU No. 2015-03, Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). The update requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. Debt disclosures will include the face amount of the debt liability and the effective interest rate. The update requires retrospective application and represents a change in accounting principle. The update is effective for fiscal years beginning after December 15, 2015. We adopted ASU 2015-03 on December 26, 2015 and retroactively recorded debt issuance costs as a reduction to long-term debt for all periods presented.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory (“ASU 2015-11”), which for entities that do not measure inventory using the last-in, first-out (LIFO) or retail inventory method, changes the measurement principle for inventory from the lower of cost or market to lower of cost and net realizable value. The ASU also eliminates the requirement for these entities to consider replacement cost or net realizable value less an approximately normal profit margin when measuring inventory. ASU 2015-11 is effective for fiscal years beginning after December 15, 2016, with early adoption permitted as of the beginning of an interim or annual period. The Company adopted ASU 2015-11 on December 26, 2015, which did not did have an impact on previously reported amounts or significant impact on its ongoing financial reporting.

In September 2015, the FASB issued ASU 2015-16, Business Combinations (Topic 805): Simplifying the Accounting for Measurement-Period Adjustments (“ASU 2015-16”). Currently, an acquiring entity is required to retrospectively adjust the balance sheet amounts of the acquiree recognized at the acquisition date with a corresponding adjustment to goodwill as a result of changes made to the balance sheet amounts of the acquiree. The measurement period is the period after the acquisition date during which the acquirer may adjust the balance sheet amounts recognized for a business combination (generally up to one year from the date of acquisition). The changes eliminate the requirement to make such retrospective adjustments, and, instead require the acquiring entity to record these adjustments in the reporting period they are determined. The new standard is effective for periods beginning after December 15, 2015. We adopted ASU 2015-16 on December 26, 2015 on a prospective basis for any changes to provisional amounts after the acquisition date. In the third quarter of 2016, we recognized certain measurement period adjustments as disclosed in Note 2–Ajax-United Patterns & Molds, Inc. Acquisition to our consolidated financial statements.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”), which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. ASU 2015-17 is effective for fiscal years beginning after December 15, 2017, with early adoption permitted. We adopted ASU 2015-17 on a retrospective basis in the fourth quarter of 2015. Accordingly, we reclassified current deferred taxes to noncurrent on our consolidated balance sheets.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). This amendment simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. This guidance is effective for interim and annual reporting periods beginning after December 15, 2016. The Company adopted ASU 2016-09 in 2016, which did not did have an impact on previously reported amounts or significant impact on its ongoing financial reporting.

Accounting Pronouncements Recently Issued

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. The ASU is effective for reporting periods beginning after December 15, 2018 for the Company, with early adoption permitted for reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact of this accounting standard.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). This update establishes a comprehensive lease standard for all industries. The new standard requires lessees to recognize a right of use asset and a lease liability for virtually all leases, other than leases that meet the definition of short term leases. The standard is effective for interim and annual reporting periods beginning after December 15, 2018 (December 31, 2019 for non-public entities). The Company is currently evaluating the impact of this accounting standard.